Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Cost:
Machinery and electronic equipment	14,766,562	13,766,618
Office furniture	372,966	372,966
Leasehold improvement	2,794,450	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	191,856,403	191,856,403
Less: Accumulated depreciation	(27,200,724)	(31,667,592)
Property, plant and equipment, net	182,630,671	177,163,859